ABERDEEN FUNDS

Aberdeen Asia Bond Fund

(the “Fund”)

Supplement to Aberdeen Funds Statutory Prospectus dated February 27, 2015, as supplemented to date (“Prospectus”)

All references to Thu-Ha Chow are hereby deleted from the Prospectus.

This supplement is dated October 8, 2015.

Please retain this Supplement for future reference.

ABERDEEN FUNDS

Aberdeen Asia Bond Fund

(the “Fund”)

Supplement to the Aberdeen Funds Statement of Additional Information dated February 27, 2015, as supplemented to date (“SAI”)

All references to Thu-Ha Chow are deleted from the SAI.

This supplement is dated October 8, 2015.

Please retain this Supplement for future reference.